Accrued Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Interest receivable	$ 1,006	$ 1,064
Loans [Member]
Interest receivable	856	782
Securities [Member]
Interest receivable	$ 150	$ 282